Basis of preparation and material accounting policies (Tables)	12 Months Ended
Mar. 31, 2026
Basis of preparation and material accounting policies
Summary of annual depreciation rates

Rate of
Depreciation
Hangar and buildings	3.33 to 5%
Plant and equipment (excluding aircraft)	20 to 33.3%
Fixtures and fittings	20%
Motor vehicles	33.3%

Schedule of estimates of useful lives and residual values

	Number of Owned Aircraft
Aircraft Type	at March 31, 2026	Useful Life	Residual Value
Boeing 737s *	620	23 years from date of manufacture	15% of market value of new aircraft on delivery, determined periodically

*Including 210 Boeing 737-8200s